Related Parties	9 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related Parties
NOTE 8. RELATED PARTIES
In the normal course of business, certain expenses of the Company may be paid by, and then reimbursed to an affiliate of the Company. As of March 31, 2026, the Company had a nominal outstanding balance due to the affiliate. The amount is included in “other current liabilities” on the Company’s condensed consolidated balance sheets. These expenses include but are not limited to legal, travel, and other expenses.
As of March 31, 2026, the Company had a receivable of approximately $0.8 million from Guidant which is included within “receivable from related party” on the Company’s condensed consolidated balance sheets. Additionally, as noted in footnotes 1, 2 and 5, the Company provided a deferred purchase price of $1.0 million, payable subsequent to the execution of the APA, which is included within “other current liabilities” as of March 31, 2026 on the Company’s condensed consolidated balance sheets
Advisor Rights and Strategic Advisor Agreement
Pursuant to the BCA, on the Closing Date, the Company and the Advisor, an affiliate, entered into an Advisor Rights Agreement (the “Advisor Rights Agreement”) and a Strategic Advisor Agreement (the “Advisory Agreement”), and the Company issued to the Advisor Common Stock and three warrants (each, an “Advisor Warrant”). The fair value of the Common Stock issued to the Advisor was approximately $48.9 million. The Advisor Warrants had a cumulative fair value of $134.7 million, calculated using a

Black Scholes option pricing model with the following key inputs: (1) volatility of the HYPE token of 123%; (2) risk free rate of 3.66%; (3) expected term of 5.0 years; (4) an annual dividend rate of 0% and (5) stock price of $6.30. The total value of the equity issued to the Advisor of $183.6 million was allocated between the cost of issuance of Common Stock pursuant to the Closing PIPE and the Contributions (defined below), of which $178.3 million is recognized in additional paid-in
capital and the acquisition of Sonnet, of which $5.3 million is recognized as a cost of the acquisition, based on the number of shares and warrants issued in the transactions contemplated by the BCA.
Pursuant to the Advisor Rights Agreement, among other things, for so long as the Advisor and its affiliates continue to own at least 10% of the total number of shares of the Company’s Common Stock held by the Advisor as of immediately following the Closing (the “Minimum Holding Condition”), the Advisor will have the right to nominate a number of persons (the “Advisor Directors”) to the Company’s board of directors (the “Board”) equal to the result of (rounded up to the nearest whole number) (a) the percentage determined by dividing (i) the number of shares of Common Stock beneficially owned by the Advisor (together with its affiliates) (on an
“as-converted
”and “as exercised” basis and without applying any “blocker” provisions limiting the exercise or conversion of any securities held by any such person) by (ii) the total number of shares of Common Stock then outstanding (on an
“as-converted”
and “as exercised” basis), multiplied by (b) the then current size of the Board (counting, for purposes of such determination, all vacancies as filled), but in any event at least one director, who shall be the Chairman of the Board. In addition, for so long as the Minimum Holding Condition is satisfied, the Company will take all necessary action to cause the Board to be comprised of at least five directors, including the Advisor Directors, and to consist of the requisite number of directors meeting the independence requirements of the Nasdaq Stock Market (or other securities exchange on which the Common Stock is then listed). The Advisor Rights Agreement also provides the Advisor with certain information rights, and subjects the Advisor Shares and Advisor Warrants (and underlying shares of Common Stock) to lock-up
restrictions applicable, subject to certain exceptions, for a period ending on the earlier of (x) the first anniversary of the Closing Date, (y) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Common Stock for cash, securities or other property, or (z) with respect to any securities subject to the lock-up,
the date on which the last sale price of the Common Stock equals or exceeds an amount per share of Common Stock equal to 150% of the price (or deemed price) for which the Advisor acquired such securities.
Pursuant to the Advisory Agreement, the Advisor has agreed to use commercially reasonable efforts to provide to the Company certain technical advisory services related to the digital asset ecosystem, including Hyperliquid and related digital assets, developments in digital asset industries, the selection of third-party vendors with respect to asset management and related digital asset services and other strategic advice regarding digital assets treasury operations for a term of five years (subject to earlier termination under certain circumstances). The Advisory Agreement provides that, unless otherwise agreed by Advisor and subject in all respects to applicable law, in the event that the Company raises equity or equity-linked financing during the term, the Advisor will be entitled to receive grants of equity in the form of (a) shares of Common Stock equal to 5% of the number of shares of Common Stock issued or issuable pursuant to such financing and (b) warrants to purchase an aggregate number of shares of Common Stock equal to 15% of the number of shares of Common Stock issued or issuable pursuant to such financing, in substantially the same form as the Advisor Warrants, or as otherwise may be agreed by the Company and the Advisor. The Advisor shall also be entitled to receive such additional compensation, if any, as may be approved by the Board.
Each Advisor Warrant is exercisable to purchase an aggregate of 9,131,600 shares of Common Stock for a period of five years following the Closing Date. The three Advisor Warrants have per share exercise prices equal to $9.375, $12.50 and $18.75, respectively (in each case subject to adjustment for stock splits, share dividends and other similar events).